Fees Summary	Aug. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 113,794,044.18
Previously Paid Amount	0.00
Total Fee Amount	15,714.96
Total Offset Amount	0.00
Net Fee	$ 15,714.96
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A